SHARE-BASED COMPENSATION - Summary of Share Options Vested and Expected to Vest (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
2006 Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 1.01
Range of exercise prices per share, maximum	$ 5.06
Number of Share Options | shares	12,917,421
Weighted-Average Exercise Price per Share	$ 1.60
Weighted-Average Remaining Contractual Term	4 years 7 months 6 days
Aggregate Intrinsic Value | $	$ 88,730
2011 Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 4.70
Range of exercise prices per share, maximum	$ 8.42
Number of Share Options | shares	1,494,933
Weighted-Average Exercise Price per Share	$ 5.78
Weighted-Average Remaining Contractual Term	7 years 6 months 26 days
Aggregate Intrinsic Value | $	$ 4,023
2011 Share Incentive Plan [Member] | Expected to Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 4.70
Range of exercise prices per share, maximum	$ 12.98
Number of Share Options | shares	2,665,836
Weighted-Average Exercise Price per Share	$ 9.71
Weighted-Average Remaining Contractual Term	8 years 6 months 11 days
Aggregate Intrinsic Value | $	$ 2,226
MCP Share Incentive Plan [Member] | Expected to Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 0.19
Range of exercise prices per share, maximum	$ 0.30
Number of Share Options | shares	124,126,612
Weighted-Average Exercise Price per Share	$ 0.19
Weighted-Average Remaining Contractual Term	8 years 6 months 22 days
Aggregate Intrinsic Value | $	$ 14,149